Related Party Transactions (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024		Dec. 31, 2023
Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing
Operating leasing non current	180		185
Assets 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		[1]	3
Provision of services			1
Provision of legal services		[2]
Assets 1 [Member] | Guanhaes [Member]
IfrsStatementLineItems [Line Items]
Provision of services
Assets 1 [Member] | Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services		[3]
Assets 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Transmission charges	9		3
Assets 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Provision of services
Assets 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Assets 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Connection charges
Transmission charges
Provision of services	1
Interest on Equity, and dividends	111		49
Assets 1 [Member] | Alianca [member]
IfrsStatementLineItems [Line Items]
Transmission charges
Assets 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Assets 1 [Member] | Governo do Estado de Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders	11		45
Accounts Receivable	13		13
Provision of legal services	27
Assets 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	159		351
Marketable securities	357		771
Marketable securities non current	135
Assets 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations		[4]
Supplementary pension contributions - Defined contribution plan		[5]
Administrative running costs		[6]
Post-employment obligations
Assets 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current		[7]
Health plan and dental plan non current
Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing	19		27
Operating leasing non current	195		187
Liabilities 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy			22
Provision of services
Provision of legal services			58
Liabilities 1 [Member] | Guanhaes [Member]
IfrsStatementLineItems [Line Items]
Provision of services
Liabilities 1 [Member] | Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services	17
Liabilities 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy	33		31
Transmission charges
Liabilities 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy	3		2
Provision of services
Liabilities 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy	4		3
Liabilities 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Connection charges
Transmission charges	11		12
Provision of services
Interest on Equity, and dividends
Liabilities 1 [Member] | Alianca [member]
IfrsStatementLineItems [Line Items]
Transmission charges
Liabilities 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services	10
Liabilities 1 [Member] | Governo do Estado de Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders
Accounts Receivable
Provision of legal services
Liabilities 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Marketable securities
Marketable securities non current
Liabilities 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	53		126
Supplementary pension contributions - Defined contribution plan
Administrative running costs
Post-employment obligations	1,648		2,230
Liabilities 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	208		230
Health plan and dental plan non current	2,396		2,830
Revenue 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing
Operating leasing non current
Revenue 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy	33		49
Provision of services	9		7
Provision of legal services
Revenue 1 [Member] | Guanhaes [Member]
IfrsStatementLineItems [Line Items]
Provision of services	2
Revenue 1 [Member] | Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Revenue 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Transmission charges	33		30
Revenue 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Provision of services	1
Revenue 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy			2
Revenue 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Connection charges
Transmission charges
Provision of services	2		2
Interest on Equity, and dividends
Revenue 1 [Member] | Alianca [member]
IfrsStatementLineItems [Line Items]
Transmission charges	1		1
Revenue 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Revenue 1 [Member] | Governo do Estado de Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders	231		194
Accounts Receivable
Provision of legal services
Revenue 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Marketable securities	16		51
Marketable securities non current
Revenue 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations
Supplementary pension contributions - Defined contribution plan
Administrative running costs
Post-employment obligations
Revenue 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current
Health plan and dental plan non current
Expenses 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing	(25)		(33)
Operating leasing non current
Expenses 1 [Member] | Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy	(138)		(234)
Provision of services
Provision of legal services			(3)
Expenses 1 [Member] | Guanhaes [Member]
IfrsStatementLineItems [Line Items]
Provision of services
Expenses 1 [Member] | Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Expenses 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy	(290)		(278)
Transmission charges
Expenses 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy	(31)		(30)
Provision of services
Expenses 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy	(46)		(47)
Expenses 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy	(1)
Connection charges	(5)		(6)
Transmission charges	(146)		(138)
Provision of services
Interest on Equity, and dividends
Expenses 1 [Member] | Alianca [member]
IfrsStatementLineItems [Line Items]
Transmission charges
Expenses 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Expenses 1 [Member] | Governo do Estado de Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders
Accounts Receivable
Provision of legal services
Expenses 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Marketable securities
Marketable securities non current
Expenses 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	(214)		(280)
Supplementary pension contributions - Defined contribution plan	(89)		(81)
Administrative running costs	(40)		(40)
Post-employment obligations
Expenses 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	(274)		(388)
Health plan and dental plan non current

[1]	This company was a Related Party of the Company until August 13, 2024, when the process of its sale to Vale S.A. was completed. For more details see Note 31.
[2]

Refers to contractual obligations towards the investee Aliança Geração corresponding to contingencies that have as triggering events that occurred before the closing of the transaction that resulted in the contribution of assets by Cemig and Vale S.A. to the capital of this investee. On March 27, 2024, the CCVA was signed to sell the interest held by the Company in the share capital of Aliança Geração to Vale S.A.. On August 13, 2024, with the completion of the sale, Vale S.A. and Cemig GT jointly signed an agreement to terminate and discharge these contingencies, which resulted in the provision being reversed in August 2024.

[3]	This refers to the agreement signed between the State of Minas Gerais, Cemig, Alpargatas, Guanhães and Cemig D. On December 21, 2012, the State of Minas Gerais signed Contract 021/2012 for execution of certain works and services in energy infrastructure in the state of Minas Gerais, and contracted Cemig for execution of the works.
[4]

Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 6% per year and will be amortized until 2031;

[5]	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
[6]	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
[7]	Post-employment obligations related to the employees' health and dental plan.